EMPLOYEE RIGHTS UPON RETIREMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Retirement benefits, description	Pursuant to section 14 of the Israeli Severance Pay Law, 5723-1963, the Company’s employees covered under this section are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with pension companies.
Defined contribution postretirement benefit plans	$ 884	$ 1,004	$ 1,098